Consolidated Balance Sheets (Parenthetical) $ in Thousands	Mar. 31, 2017 INR (₨) ₨ / shares shares	Mar. 31, 2017 USD ($) $ / shares shares	Mar. 31, 2016 INR (₨) ₨ / shares shares
Preferred shares, par value | ₨ / shares	₨ 10		₨ 10
Preferred shares, designated as compulsorily convertible preferred shares			805,462
Equity shares, par value | $ / shares		$ 0.000625
Equity shares, issued	25,915,956	25,915,956	1,758,080
Equity shares, outstanding	25,915,956	25,915,956	1,758,080
Security deposit	₨ 2,160,000	$ 33	₨ 8,567,000
Prepaid Expenses and Other Current Asset [Member]
Security deposit	6,407,000	99	0
Other Assets [Member]
Security deposit	₨ 2,160,000	$ 33	₨ 8,567,000